Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management personnel compensation
Salaries and short-term employee benefits	$ 2,081	$ 2,430	$ 2,957
Termination benefits	0	0	843
Post-employment benefits	59	78	119
Share-based compensation costs	87	1,051	828
Key management personnel compensation	2,227	3,559	4,747
Other employees compensation:
Salaries and short-term employee benefits	3,584	3,574	4,431
Termination benefits	1,806	0	245
Post-employment benefits	441	500	511
Share-based compensation costs	95	31	91
Other employee compensation	5,926	4,105	5,278
Goods and services	13,575	21,217	21,429
Leasing costs, net of sublease receipts	2,247	1,131	1,452
Refundable tax credits and grants	0	0	(23)
Onerous contract expenses resulting from the Restructuring	0	0	(202)
Transaction costs related to share purchase warrants	0	56	2,208
Depreciation and amortization	138	195	271
Impairment (reversal) losses	(44)	85	70
Operating foreign exchange (gains) losses	(72)	39	199
Operating expense, excluding compensation cost	15,844	22,723	25,404
Total operating expenses	23,997	30,387	35,429
Sublease receipts	$ 359	$ 345	$ 380